Convertible Note Payable - Schedule of Principal Payment of Long-term Debt (Details) (10-K)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 1,250,000
2019	500,000
Total	$ 1,750,000